Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2023	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 100,941	¥ 72,398
Derivative liabilities Fair value	100,544	71,366
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	10,229	14,758
Derivative assets Fair value	144	52
Derivative liabilities Fair value	3	200
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	3,622	5,554
Derivative assets Fair value	19	12
Derivative liabilities Fair value	¥ 168	¥ 179